Risk management - Quantitative SICR thresholds (Details)	Jun. 30, 2025	Dec. 31, 2024
Mortgages | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.9	2.9
Mortgages | Non-investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.4	2.4
Consumer lending | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.9	2.8
Consumer lending | Non-investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.2	2.1
Business lending | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.7	2.7
Business lending | Non-investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.0	2.1
Governments and financial institutions | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.9	2.9
Governments and financial institutions | Non-investment grade
Disclosure of financial assets [line items]
Average threshold ratio	1.9	1.9
Other Wholesale Banking | Investment grade
Disclosure of financial assets [line items]
Average threshold ratio	2.7	2.7
Other Wholesale Banking | Non-investment grade
Disclosure of financial assets [line items]
Average threshold ratio	1.9	1.9